Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and development expenses, net	$ 10,210	$ 8,638	$ 4,089
Marketing and sales expenses	1,350	987	1,015
General and administrative expenses	3,469	3,696	3,753
Operating loss	15,029	13,321	8,857
Equity in net loss (gain) of an affiliated company	839	2,905	(156)
Financial expenses (income), net	(429)	(1,569)	7,241
Net Loss	$ 15,439	$ 14,657	$ 15,942
Basic and diluted loss per share (in USD) (in Dollars per share)	$ (0.10)	$ (0.12)	$ (0.17)
Weighted average number of shares outstanding used in computing basic and diluted loss per share - in thousands (in Shares)	149,534	120,612	94,401